NVIT Mid Cap Index Fund
FUND SUMMARY: NVIT MID CAP INDEX FUND
Objective
The Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NVIT Mid Cap Index Fund		Class Y shares	Class I shares	Class II shares	Class III shares
Redemption Fees	[1]				1.00%
[1]	(as a percentage of amount redeemed within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Mid Cap Index Fund		Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Management Fees	[1]	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses		0.05%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.26%	0.41%	0.66%	0.41%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2012.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Mid Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	27	84	146	331
Class I shares	42	132	230	518
Class II shares	67	211	368	822
Class III shares	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.81% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, designed to match approximately the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) before the deduction of Fund expenses. The S&P MidCap 400 Index includes approximately 400 stocks of mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400 Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Mid–cap risk – mid–cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 19.88% – 3rd qtr. of 2009 Worst Quarter: -25.66% – 4th qtr. of 2008
The inception dates for Class II and Class Y shares are May 6, 2002 and May 1, 2006, respectively. The Fund has not commenced offering Class III shares as of the date of this prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Mid Cap Index Fund	1 Year	5 Years	10 Years
Class Y shares	(2.39%)	2.98%	6.55%
Class I shares	(2.54%)	2.83%	6.45%
Class II shares	(2.68%)	2.62%	6.24%
Class III shares	(2.54%)	2.83%	6.45%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	(1.73%)	3.32%	7.04%